Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset	12 Months Ended
Dec. 31, 2019
Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	6 - 10 years (primarily 10)
Computer equipment [member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	3 years
Communication and network equipment [member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	3 years
Bottom of range [member] | Furniture [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	7 years
Top of range [member] | Furniture [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	14 years